Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Income Data) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Income:
Interest Income	$ 8,044,000	$ 8,271,000	$ 8,476,000	$ 8,952,000	$ 9,467,000	$ 9,880,000	$ 10,230,000	$ 24,791,224	$ 29,577,248	$ 38,528,823	$ 43,742,340
Miscellaneous Income	1,703,000	1,478,000	1,184,000	1,614,000	2,563,000	1,492,000	1,271,000	4,364,854	5,327,218	6,941,705	6,794,961
Expenses:
Interest Expense	2,378,000	2,463,000	2,619,000	2,814,000	2,974,000	3,260,000	3,349,000	7,459,816	9,582,911	12,396,832	16,095,115
Mandatorily Redeemable Financial Instrument Valuation Income								0		(50,000)	(196,000)
Other Expenses								2,713,044		3,617,643	4,218,751
Income Before Income Taxes	726,000	915,000	1,018,000	677,000	1,721,000	615,000	692,000	2,658,708	3,029,384	3,706,656	2,801,046
Income Tax Benefit	172,000	245,000	287,000	247,000	1,235,000	197,000	231,000	703,759	1,663,956	1,911,281	958,133
Net Income	554,000	670,000	731,000	430,000	486,000	418,000	461,000	1,954,949	1,365,428	1,795,375	1,842,913
Preferred Stock Dividends	110,000	110,000	110,000	110,000	110,000	110,000	110,000	330,000	330,000	440,000	666,453
Accretion Of Preferred Stock To Redemption Value								0		0	18,816
Net Income Available To Common Shareholders	444,000	560,000	621,000	320,000	376,000	308,000	351,000	1,624,949	1,035,428	1,355,375	1,157,644
Parent Company [Member]
Income:
Equity In Earnings Of Security Federal Bank								2,229,630		2,095,707	2,029,275
Interest Income								22,941		78,667	91,806
Miscellaneous Income								0		34,338	24,803
Total Income								2,252,571		2,208,712	2,145,884
Expenses:
Interest Expense								449,049		653,727	720,081
Mandatorily Redeemable Financial Instrument Valuation Income								0		(50,000)	(196,000)
Other Expenses								16,814		24,329	37,757
Total Expenses								465,863		628,056	561,838
Income Before Income Taxes								1,786,708		1,580,656	1,584,046
Income Tax Benefit								(168,241)		(214,719)	(258,867)
Net Income								1,954,949		1,795,375	1,842,913
Preferred Stock Dividends								330,000		440,000	666,453
Accretion Of Preferred Stock To Redemption Value								0		0	18,816
Net Income Available To Common Shareholders								$ 1,624,949		$ 1,355,375	$ 1,157,644